29 Borrowings (Details 1) - ARS ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 8,404	$ 13,418	$ 17,311
US dollar
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 8,404	$ 13,418